Inventories (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provision for obsolete inventory, beginning balance	$ 13,471,645	$ 11,708,475
Increase in provision for obsolete inventory	930,610	1,763,170
Decreases in provision for obsolete inventory
Recoveries in provision for obsolete inventory	(653,134)
Provision for obsolete inventory, ending balance	13,749,121	13,471,645
Inventory [Member]
IfrsStatementLineItems [Line Items]
Provision for obsolete inventory, beginning balance	13,471,645	13,471,645
Increase in provision for obsolete inventory	930,610
Decreases in provision for obsolete inventory
Recoveries in provision for obsolete inventory	(653,134)
Provision for obsolete inventory, ending balance	$ 13,749,121	$ 13,471,645